UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	November 22, 2007 to December 21, 2007

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Road, Bldg. B, 3rd Floor,
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(203) 585-6669
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2006-1, Class A	|__|	|__|	|_X_|	___________
Series 2006-1, Class B	|__|	|__|	|_X_|	___________
Series 2006-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-1, Class A	|__|	|__|	|_X_|	___________
Series 2007-1, Class B	|__|	|__|	|_X_|	___________
Series 2007-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-1	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-2	|__|	|__|	|_X_|	___________
Series 2007-3, Class B	|__|	|__|	|_X_|	___________
Series 2007-3, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - Distribution Information.
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4, 99.5 and the following tables.

The following tables summarize the trust portfolio by various criteria as of end of the last billing cycle ended in December 2007 for each of the retailers included in the trust portfolio. Please note that numbers and percentages presented in the tables below may not sum to the totals presented due to rounding. Because the future composition and performance of the trust portfolio will change over time, these tables are not indicative of the composition or performance of the trust portfolio at any subsequent time.

For purposes of the following tables.

Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.
Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Retailer

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
JC Penney	$5,174,735,447	24.64%	16,422,935	32.90%
Lowe's	$5,003,021,218	23.83%	7,023,097	14.07%
Wal-Mart(1)	$2,174,402,284	10.36%	3,774,792	7.56%
Sam's(1)	$2,130,696,081	10.15%	5,407,755	10.83%
Sam's Club Dual Card	$1,469,733,586	7.00%	995,583	1.99%
Other	$1,203,963,193	5.73%	4,920,579	9.86%
Care Credit	$1,177,584,273	5.61%	1,128,260	2.26%
GAP(2)	$1,115,023,526	5.31%	7,816,455	15.66%
Dillards	$1,073,571,285	5.11%	2,119,828	4.25%
JC Penney Dual Card	$475,274,979	2.26%	311,867	0.62%
Total	$20,998,005,873	100.00%	49,921,151	100.00%

(1)	Sam's Club and Wal-Mart are affiliated retailers. Sam's Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam's Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.
(2)	Figures presented for GAP include Old Navy, Gap and Banana Republic, which are affiliated retailers. Each of these retailers' cards may be used at the locations of the other two.

Composition by Account Balance

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(26,804,697)	-0.13%	561,059	1.12%
No Balance	0	0.00%	19,276,992	38.61%
$.01-$100.00	$314,185,604	1.50%	6,205,241	12.43%
$100.01-$250.00	$1,045,789,113	4.98%	6,208,334	12.44%
$250.01-$500.00	$2,246,215,567	10.70%	6,197,540	12.41%
$500.01-$750.00	$2,072,171,206	9.87%	3,373,244	6.76%
$750.01-$1,000.00	$1,812,634,010	8.63%	2,091,455	4.19%
$1,000.01-$1,250.00	$1,497,038,681	7.13%	1,340,298	2.68%
$1,250.01-$1,500.00	$1,312,849,896	6.25%	958,572	1.92%
$1,500.01-$2,000.00	$2,191,519,095	10.44%	1,266,969	2.54%
$2,000.01-$2,500.00	$1,704,322,934	8.12%	763,541	1.53%
$2,500.01-$3,000.00	$1,344,740,896	6.40%	491,562	0.98%
$3,000.01-$4,000.00	$1,967,383,434	9.37%	570,608	1.14%
$4,000.01-$5,000.00	$1,343,244,352	6.40%	300,758	0.60%
$5,000.01-$6,000.00	$787,244,214	3.75%	144,972	0.29%
$6,000.01-$7,000.00	$435,142,051	2.07%	67,463	0.14%
$7,000.01-$8,000.00	$281,223,234	1.34%	37,716	0.08%
$8,000.01-$9,000.00	$189,903,475	0.90%	22,421	0.04%
$9,000.01-$10,000.00	$156,028,623	0.74%	16,433	0.03%
$10,000.01 or more	$323,174,186	1.54%	25,973	0.05%
Total	$20,998,005,873	100.00%	49,921,151	100.00%

Composition by Credit Limit

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$.01-$100.00	$ 1,361,539,710	6.48%	4,566,726	9.15%
$100.01-$250.00	$ 110,524,503	0.53%	1,246,928	2.50%
$250.01-$500.00	$ 887,698,017	4.23%	5,442,621	10.90%
$500.01-$750.00	$ 749,026,150	3.57%	4,066,460	8.15%
$750.01-$1,000.00	$ 1,084,914,627	5.17%	5,979,753	11.98%
$1,000.01-$1,250.00	$ 726,454,148	3.46%	2,466,132	4.94%
$1,250.01-$1,500.00	$ 961,846,328	4.58%	3,158,153	6.33%
$1,500.01-$2,000.00	$ 1,643,269,433	7.83%	5,350,070	10.72%
$2,000.01-$2,500.00	$ 1,593,535,323	7.59%	3,115,592	6.24%
$2,500.01-$3,000.00	$ 1,615,782,451	7.69%	4,441,054	8.90%
$3,000.01-$4,000.00	$ 2,796,409,310	13.32%	3,626,886	7.27%
$4,000.01-$5,000.00	$ 2,259,192,230	10.76%	2,564,751	5.14%
$5,000.01-$6,000.00	$ 1,731,778,220	8.25%	1,173,766	2.35%
$6,000.01-$7,000.00	$ 845,056,418	4.02%	624,127	1.25%
$7,000.01-$8,000.00	$ 707,493,255	3.37%	698,795	1.40%
$8,000.01-$9,000.00	$ 342,592,054	1.63%	182,331	0.37%
$9,000.01-$10,000.00	$ 519,580,144	2.47%	352,316	0.71%
$10,000.01 or more	$ 1,061,313,550	5.05%	864,690	1.73%
Total	$ 20,998,005,873	100.00%	49,921,151	100.00%

Composition by Account Age

Age	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Not More than 12 Months	$ 2,416,763,391	11.51%	6,195,422	12.41%
Over 12 Months to 24 Months	$ 2,854,678,629	13.59%	7,994,194	16.01%
Over 24 Months to 36 Months	$ 2,956,740,383	14.08%	5,773,655	11.57%
Over 36 Months to 48 Months	$ 1,881,143,753	8.96%	4,684,401	9.38%
Over 48 Months to 60 Months	$ 1,394,903,786	6.64%	3,712,252	7.44%
Over 60 Months	$ 9,493,775,931	45.21%	21,561,227	43.19%
Total	$ 20,998,005,873	100.00%	49,921,151	100.00%

Composition by Billing Address

State	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Texas	$ 2,070,729,525	9.86%	4,035,370	8.08%
California	$ 2,025,803,286	9.65%	6,056,824	12.13%
Florida	$ 1,439,518,166	6.86%	3,307,529	6.63%
New York	$ 906,478,075	4.32%	2,678,737	5.37%
Other	$ 14,555,476,821	69.32%	33,842,691	67.79%
Total	$ 20,998,005,873	100.00%	49,921,151	100.00%

Composition by Aging Status

Age	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current to 29 Days	$ 19,730,892,019	93.97%	48,513,075	97.18%
30-59 Days	$ 489,922,883	2.33%	611,313	1.22%
60-89 Days	$ 274,332,609	1.31%	293,550	0.59%
90-119 Days	$ 198,148,805	0.94%	208,160	0.42%
120-149 Days	$ 160,213,637	0.76%	156,386	0.31%
150-179 Days	$ 144,421,829	0.69%	138,627	0.28%
180 or More Days	$ 74,091	0.00%	40	0.00%
Total	$ 20,998,005,873	100.00%	49,921,151	100.00%

GE Money Bank uses proprietary scoring models developed for GE Money Bank for purposes of monitoring obligor credit quality. Information obtained from customers and credit bureaus is electronically transmitted into these proprietary scoring models to determine the probability of an account becoming 90 or more days past due or becoming a charged-off account, in each case within the next 12 months. Obligor credit quality is monitored at least monthly during the life of an account. The information in the following table is based on the most recent information available for each account in the trust portfolio. Because the future composition of the trust portfolio will change over time, obligor credit quality as shown in the table below is not indicative of obligor credit quality for the trust portfolio at any subsequent time. In addition, GE Money Bank's assessment of obligor credit quality may change over time depending on the conduct of the cardholder and changes in the proprietary scoring models used by GE Money Bank.

Composition by Obligor Credit Quality

	Total Receivables Outstanding	Percentage of Total Receivables Outstanding
16.2% and Higher	$ 4,265,675,729	20.31%
7.1%-16.1%	$ 3,069,464,600	14.62%
2.8%-7.0%	$ 4,323,161,229	20.59%
Lower than 2.8%	$ 9,041,005,889	43.06%
No Score	$ 298,698,426	1.42%
Total	$ 20,998,005,873	100.00%

Cardholder Monthly Payment Rates*

2007
Lowest Month	12.84%
Highest Month	14.28%
Monthly Average	13.42%

*Payment rates shown in the table are based on amounts that would be deemed payments of principal receivables with respect to the accounts.

Payment Status

Percentage of Receivables
Twelve Billing
Cycles Ended in
December, 2007
Less than Minimum Payment	3.85%
Minimum Payment	4.45%
Greater Than Minimum Payment, Less than Full Payment	43.35%
Full Payment or Greater than Full Payment	48.35%

The following tables set forth the aggregate delinquency, loss, and revenue experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. We cannot assure you that the future delinquency, loss, and revenue experience for the trust portfolio will be similar to historical experience set forth below.

Receivables Delinquency Experience
(Dollars in Thousands)

	As of December 21, 2007
		Percentage
		of Principal
		Receivables
	Receivables	Outstanding
Principal Receivables
Outstanding	$ 20,873,035
Receivables Delinquent
30 59 Days	358,549	1.72%
60 89 Days	241,755	1.16%
90 119 Days	184,261	0.88%
120 149 Days	153,519	0.74%
150 179 Days	135,424	0.65%
180 or more Days	527	0.00%
Total	$ 1,074,035	5.15%

Account Delinquency Experience

	As of December 21, 2007
		Percentage
		of Total
		Accounts
	Accounts	Outstanding
Accounts Outstanding	51,324,682
Accounts Delinquent
30 59 Days	429,011	0.84%
60 89 Days	255,480	0.50%
90 119 Days	189,725	0.37%
120 149 Days	148,660	0.29%
150 179 Days	132,974	0.26%
180 or more Days	194	0.00%
Total	1,156,044	2.25%

Loss Experience
(Dollars in Thousands)

As of December 21, 2007
Average Principal Receivables Outstanding	$18,170,669
Gross Principal Charge Offs	$ 1,032,661

Gross Principal Charge Offs as a percentages of Average Principal Receivables Outstanding (annualized)	5.68%

Less: Recoveries	$ 206,117

Net Principal Charge Offs	$ 826,544

Net Principal Charge Offs as a percentage of Average Principal Receivables Outstanding (annualized)	4.55%

Gross Charge Off Accounts	1,450,127

Average Accounts Outstanding	49,294,433

Gross Charge Offs as a Percentage of Average Accounts Outstanding (annualized)	2.94%

Revenue Experience
(Dollars in Thousands)

As of December 21, 2007
Average Principal Receivables Outstanding	$ 18,170,669
Collected Finance Charges and Fees	$ 4,227,786
Collected Finance Charges and Fees as a percentage of Average Principal Receivables Outstanding (annualized)	23.27%

PART II - Other Information

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for January 15, 2008 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for January 15, 2008 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for January 15, 2008 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for January 15, 2008 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for January 15, 2008 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS holding, L.L.C., as depositor

Dated: January 15, 2008	By: /s/ Ravi Ramanujam
Name: Ravi Ramanujam
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for January 15, 2008 Payment Date
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for January 15, 2008 Payment Date
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for January 15, 2008 Payment Date
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for January 15, 2008 Payment Date
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for January 15, 2008 Payment Date